Subsequents Events - Additional Information (Detail)	Feb. 21, 2019	Feb. 20, 2019
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Ratio of American Depositary Shares to ordinary shares	500.00%	100.00%